UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: October 31
Date of reporting period: January 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON PARTNERS VARIABLE MID CAP CORE PORTFOLIO
FORM N-Q
JANUARY 31, 2008

Legg Mason Partners Variable Mid Cap Core Portfolio

Schedule of Investments (unaudited)	January 31, 2008

Shares	Security	Value

COMMON STOCKS — 96.9%
CONSUMER DISCRETIONARY — 12.0%
Auto Components — 1.8%
35,000	BorgWarner Inc.	$1,771,350

Household Durables — 6.2%
26,800	Mohawk Industries Inc. *	2,141,856
100,000	Tempur-Pedic International Inc.	1,982,000
88,000	Toll Brothers Inc. *	2,048,640

	Total Household Durables	6,172,496

Media — 1.1%
142,000	Warner Music Group Corp.	1,128,900

Specialty Retail — 2.9%
43,000	American Eagle Outfitters Inc.	990,290
34,000	Sherwin-Williams Co.	1,945,140

	Total Specialty Retail	2,935,430

	TOTAL CONSUMER DISCRETIONARY	12,008,176

CONSUMER STAPLES — 2.0%
Food & Staples Retailing — 2.0%
76,000	Casey’s General Stores Inc.	1,976,000

ENERGY — 10.6%
Energy Equipment & Services — 5.7%
8,300	Diamond Offshore Drilling Inc.	937,319
138,000	ION Geophysical Corp. *	1,711,200
64,000	Nabors Industries Ltd. *	1,742,080
21,000	Weatherford International Ltd. *	1,298,010

	Total Energy Equipment & Services	5,688,609

Oil, Gas & Consumable Fuels — 4.9%
50,000	Newfield Exploration Co. *	2,494,000
46,500	SandRidge Energy Inc. *	1,414,995
17,000	Valero Energy Corp.	1,006,230

	Total Oil, Gas & Consumable Fuels	4,915,225

	TOTAL ENERGY	10,603,834

FINANCIALS — 14.6%
Capital Markets — 4.1%
14,500	AllianceBernstein Holding LP	962,655
12,000	Bear Stearns Cos. Inc.	1,083,600
60,700	Highlands Acquisition Corp. *	551,459
56,000	Invesco Ltd.	1,524,320

	Total Capital Markets	4,122,034

Insurance — 6.2%
28,000	Allied World Assurance Holdings Ltd.	1,333,640
35,000	Cincinnati Financial Corp.	1,348,900
22,500	PartnerRe Ltd.	1,783,800
79,130	Progressive Corp.	1,468,653
85,040	Security Capital Assurance Ltd.	270,427

	Total Insurance	6,205,420

Real Estate Management & Development — 0.9%
54,000	DuPont Fabros Technology Inc.	930,420

Thrifts & Mortgage Finance — 3.4%
110,000	Hudson City Bancorp Inc.	1,801,800
93,000	People’s United Financial Inc.	1,570,770

	Total Thrifts & Mortgage Finance	3,372,570

	TOTAL FINANCIALS	14,630,444

See Notes to Schedule of Investments.

Legg Mason Partners Variable Mid Cap Core Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2008

Shares	Security	Value

HEALTH CARE — 12.8%
Biotechnology — 3.5%
58,000	ImClone Systems Inc. *	$2,521,260
48,500	Vertex Pharmaceuticals Inc. *	987,460

	Total Biotechnology	3,508,720

Health Care Providers & Services — 6.5%
39,000	Magellan Health Services Inc. *	1,705,860
55,000	Patterson Cos. Inc. *	1,762,200
45,000	Pediatrix Medical Group Inc. *	3,064,050

	Total Health Care Providers & Services	6,532,110

Pharmaceuticals — 2.8%
44,000	Elan Corp. PLC, ADR *	1,118,040
30,500	Shire PLC, ADR	1,642,425

	Total Pharmaceuticals	2,760,465

	TOTAL HEALTH CARE	12,801,295

INDUSTRIALS — 18.5%
Aerospace & Defense — 2.0%
18,500	L-3 Communications Holdings Inc.	2,050,355

Commercial Services & Supplies — 6.1%
63,000	Monster Worldwide Inc. *	1,754,550
71,000	Quanta Services Inc. *	1,556,320
80,000	R.R. Donnelley & Sons Co.	2,791,200

	Total Commercial Services & Supplies	6,102,070

Construction & Engineering — 1.6%
29,000	Shaw Group Inc. *	1,638,500

Electrical Equipment — 2.5%
24,400	Regal-Beloit Corp.	925,248
34,500	Thomas & Betts Corp. *	1,561,125

	Total Electrical Equipment	2,486,373

Machinery — 4.1%
21,000	AGCO Corp. *	1,264,620
31,500	Dover Corp.	1,271,340
23,000	Parker Hannifin Corp.	1,555,030

	Total Machinery	4,090,990

Trading Companies & Distributors — 2.2%
51,970	WESCO International Inc. *	2,195,213

	TOTAL INDUSTRIALS	18,563,501

INFORMATION TECHNOLOGY — 16.6%
Communications Equipment — 1.8%
109,000	Comverse Technology Inc. *	1,782,150

Computers & Peripherals — 2.8%
290,000	Palm Inc.	1,571,800
48,000	Western Digital Corp. *	1,269,600

	Total Computers & Peripherals	2,841,400

Electronic Equipment & Instruments — 1.7%
102,000	Insight Enterprises Inc. *	1,761,540

Internet Software & Services — 3.5%
46,000	Digital River Inc. *	1,725,000
52,000	VeriSign Inc. *	1,763,840

	Total Internet Software & Services	3,488,840

IT Services — 1.5%
35,700	Fidelity National Information Services Inc.	1,515,465

See Notes to Schedule of Investments.

Legg Mason Partners Variable Mid Cap Core Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2008

Shares	Security	Value

Semiconductors & Semiconductor Equipment — 3.0%
37,000	Lam Research Corp. *	$1,420,430
300,000	LSI Corp. *	1,566,000

	Total Semiconductors & Semiconductor Equipment	2,986,430

Software — 2.3%
107,000	Check Point Software Technologies Ltd. *	2,279,100

	TOTAL INFORMATION TECHNOLOGY	16,654,925

MATERIALS — 3.9%
Chemicals — 2.1%
37,890	Cytec Industries Inc.	2,144,953

Metals & Mining — 1.8%
43,000	Compass Minerals International Inc.	1,824,060

	TOTAL MATERIALS	3,969,013

UTILITIES — 5.9%
Electric Utilities — 2.7%
24,000	Integrys Energy Group Inc.	1,166,880
60,000	Pepco Holdings Inc.	1,527,600

	Total Electric Utilities	2,694,480

Independent Power Producers & Energy Traders — 1.7%
44,850	NRG Energy Inc. *	1,730,762

Multi-Utilities — 1.5%
27,000	Sempra Energy	1,509,300

	TOTAL UTILITIES	5,934,542

	TOTAL COMMON STOCKS (Cost — $95,306,161)	97,141,730

WARRANT — 0.0%
Capital Markets — 0.0%
60,700	Highlands Acquisition Corp., Expires 10/3/12 * (Cost — $49,288)	41,883

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $95,355,449)	97,183,613

Face
Amount

SHORT-TERM INVESTMENT — 3.5%
Repurchase Agreement — 3.5%
$3,555,000	Interest in $281,667,000 joint tri-party repurchase agreement dated 01/31/08 with Merrill Lynch, Pierce, Fenner & Smith Inc., 2.600% due 2/1/08; Proceeds at maturity — $3,555,257; (Fully collateralized by various U.S. government agency obligations, 0.000% due 7/15/15 to 1/15/30; Market value — $3,626,106) (Cost — $3,555,000)	3,555,000

	TOTAL INVESTMENTS — 100.4% (Cost — $98,910,449#)	100,738,613
	Liabilities in Excess of Other Assets — (0.4)%	(432,025)

	TOTAL NET ASSETS — 100.0%	$100,306,588

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR — American Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Mid Cap Core Portfolio (the “Fund”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pensions or other qualified plans.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
(b) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(d) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(e) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At January 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$12,228,561
Gross unrealized depreciation	($10,400,397)

Net unrealized appreciation	$1,828,164

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: March 28, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: March 28, 2008

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer
Date: March 28, 2008